Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax Text Block Abstract
Income tax recovery	$ 8,300
Revaluation of income tax	$ 50
Income tax rates	26.68%	26.63%
Deductible temporary difference of deferred tax	$ 2,100	$ 3,200